DEFINED CONTRIBUTION PENSION (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DEFINED CONTRIBUTION PENSION
Amounts owed to the pension scheme	$ 7	$ 1	$ 0